Remuneration and other benefits paid to the Bank's directors and senior managers - Remuneration by Director (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Remuneration of key personnel
Total remuneration	€ 27,761	€ 31,634
Mrs. Ana Botin-Sanz de Sautuola y O'Shea
Remuneration of key personnel
Total remuneration		10,582
Mr. Jose Antonio Alvarez Alvarez
Remuneration of key personnel
Total remuneration		8,893
Mr. Rodrigo Echenique Gordillo
Remuneration of key personnel
Total remuneration		4,281
Mr. Guillermo de la Dehesa Romero
Remuneration of key personnel
Total remuneration		473
Mr. Bruce Carnegie-Brown
Remuneration of key personnel
Total remuneration		731
Mr. Ignacio Benjumea Cabeza de Vaca
Remuneration of key personnel
Total remuneration		550
Francisco Javier Botin Sanz De Sautuola Y O'Shea [Member]
Remuneration of key personnel
Total remuneration		124
Mrs. Sol Daurella Comadran
Remuneration of key personnel
Total remuneration		207
Mr. Carlos Fernandez Gonzalez
Remuneration of key personnel
Total remuneration		285
Mrs. Esther Gimenez-Salinas i Colomer
Remuneration of key personnel
Total remuneration		162
Mrs. Belen Romana Garcia
Remuneration of key personnel
Total remuneration		297
Mr. Juan Miguel Villar Mir
Remuneration of key personnel
Total remuneration		170
Mr. Homaira Akbari
Remuneration of key personnel
Total remuneration		159
Mr. Ramiro Mato Garca Ansorena
Remuneration of key personnel
Total remuneration		36
Mr. Alvaro Cardoso De Souza [Member]
Remuneration of key personnel
Total remuneration		0
Mr. Matias Rodriguez Inciarte
Remuneration of key personnel
Total remuneration		4,266
Mrs. Isabel Tocino Biscarolasaga
Remuneration of key personnel
Total remuneration		418
Bank's Directors
Remuneration of key personnel
Pension	2,284	5,164
Other remuneration	2,932	2,387
Total remuneration	27,761	31,634
Bank's Directors | Mrs. Ana Botin-Sanz de Sautuola y O'Shea
Remuneration of key personnel
Pension	1,234
Other remuneration	1,030
Total remuneration	10,483
Bank's Directors | Mr. Jose Antonio Alvarez Alvarez
Remuneration of key personnel
Pension	1,050
Other remuneration	1,596
Total remuneration	8,645
Bank's Directors | Mr. Rodrigo Echenique Gordillo
Remuneration of key personnel
Other remuneration	225
Total remuneration	4,830
Bank's Directors | Mr. Guillermo de la Dehesa Romero
Remuneration of key personnel
Other remuneration	0
Total remuneration	441
Bank's Directors | Mr. Bruce Carnegie-Brown
Remuneration of key personnel
Other remuneration	0
Total remuneration	732
Bank's Directors | Mr. Ignacio Benjumea Cabeza de Vaca
Remuneration of key personnel
Other remuneration	81
Total remuneration	513
Bank's Directors | Francisco Javier Botin Sanz De Sautuola Y O'Shea [Member]
Remuneration of key personnel
Other remuneration	0
Total remuneration	121
Bank's Directors | Mrs. Sol Daurella Comadran
Remuneration of key personnel
Other remuneration	0
Total remuneration	215
Bank's Directors | Mr. Carlos Fernandez Gonzalez
Remuneration of key personnel
Other remuneration	0
Total remuneration	266
Bank's Directors | Mrs. Esther Gimenez-Salinas i Colomer
Remuneration of key personnel
Other remuneration	0
Total remuneration	196
Bank's Directors | Mrs. Belen Romana Garcia
Remuneration of key personnel
Other remuneration	0
Total remuneration	414
Bank's Directors | Mr. Juan Miguel Villar Mir
Remuneration of key personnel
Other remuneration	0
Total remuneration	108
Bank's Directors | Mr. Homaira Akbari
Remuneration of key personnel
Other remuneration	0
Total remuneration	199
Bank's Directors | Mr. Ramiro Mato Garca Ansorena
Remuneration of key personnel
Other remuneration	0
Total remuneration	450
Bank's Directors | Mr. Alvaro Cardoso De Souza [Member]
Remuneration of key personnel
Other remuneration	0
Total remuneration	148
Bank's Directors | Mr. Matias Rodriguez Inciarte
Remuneration of key personnel
Other remuneration	0
Total remuneration	0
Bank's Directors | Mrs. Isabel Tocino Biscarolasaga
Remuneration of key personnel
Other remuneration	0
Total remuneration	0
Members of the board of directors
Remuneration of key personnel
Annual emoluments	1,763	1,675
Attendance fees	872	973
Members of the board of directors | Mrs. Ana Botin-Sanz de Sautuola y O'Shea
Remuneration of key personnel
Annual emoluments	90
Attendance fees	39
Members of the board of directors | Mr. Jose Antonio Alvarez Alvarez
Remuneration of key personnel
Annual emoluments	90
Attendance fees	34
Members of the board of directors | Mr. Rodrigo Echenique Gordillo
Remuneration of key personnel
Annual emoluments	90
Attendance fees	33
Members of the board of directors | Mr. Guillermo de la Dehesa Romero
Remuneration of key personnel
Annual emoluments	120
Attendance fees	81
Members of the board of directors | Mr. Bruce Carnegie-Brown
Remuneration of key personnel
Annual emoluments	383
Attendance fees	89
Members of the board of directors | Mr. Ignacio Benjumea Cabeza de Vaca
Remuneration of key personnel
Annual emoluments	90
Attendance fees	86
Members of the board of directors | Francisco Javier Botin Sanz De Sautuola Y O'Shea [Member]
Remuneration of key personnel
Annual emoluments	90
Attendance fees	31
Members of the board of directors | Mrs. Sol Daurella Comadran
Remuneration of key personnel
Annual emoluments	90
Attendance fees	67
Members of the board of directors | Mr. Carlos Fernandez Gonzalez
Remuneration of key personnel
Annual emoluments	90
Attendance fees	86
Members of the board of directors | Mrs. Esther Gimenez-Salinas i Colomer
Remuneration of key personnel
Annual emoluments	90
Attendance fees	58
Members of the board of directors | Mrs. Belen Romana Garcia
Remuneration of key personnel
Annual emoluments	160
Attendance fees	81
Members of the board of directors | Mr. Juan Miguel Villar Mir
Remuneration of key personnel
Annual emoluments	90
Attendance fees	18
Members of the board of directors | Mr. Homaira Akbari
Remuneration of key personnel
Annual emoluments	90
Attendance fees	61
Members of the board of directors | Mr. Ramiro Mato Garca Ansorena
Remuneration of key personnel
Annual emoluments	115
Attendance fees	77
Members of the board of directors | Mr. Alvaro Cardoso De Souza [Member]
Remuneration of key personnel
Annual emoluments	85
Attendance fees	31
Members of the board of directors | Mr. Matias Rodriguez Inciarte
Remuneration of key personnel
Annual emoluments	0
Attendance fees	0
Members of the board of directors | Mrs. Isabel Tocino Biscarolasaga
Remuneration of key personnel
Annual emoluments	0
Attendance fees	0
Members of the executive committee
Remuneration of key personnel
Annual emoluments	1,275	1,345
Members of the executive committee | Mrs. Ana Botin-Sanz de Sautuola y O'Shea
Remuneration of key personnel
Annual emoluments	170
Members of the executive committee | Mr. Jose Antonio Alvarez Alvarez
Remuneration of key personnel
Annual emoluments	170
Members of the executive committee | Mr. Rodrigo Echenique Gordillo
Remuneration of key personnel
Annual emoluments	170
Members of the executive committee | Mr. Guillermo de la Dehesa Romero
Remuneration of key personnel
Annual emoluments	170
Members of the executive committee | Mr. Bruce Carnegie-Brown
Remuneration of key personnel
Annual emoluments	170
Members of the executive committee | Mr. Ignacio Benjumea Cabeza de Vaca
Remuneration of key personnel
Annual emoluments	170
Members of the executive committee | Francisco Javier Botin Sanz De Sautuola Y O'Shea [Member]
Remuneration of key personnel
Annual emoluments	0
Members of the executive committee | Mrs. Sol Daurella Comadran
Remuneration of key personnel
Annual emoluments	0
Members of the executive committee | Mr. Carlos Fernandez Gonzalez
Remuneration of key personnel
Annual emoluments	0
Members of the executive committee | Mrs. Esther Gimenez-Salinas i Colomer
Remuneration of key personnel
Annual emoluments	0
Members of the executive committee | Mrs. Belen Romana Garcia
Remuneration of key personnel
Annual emoluments	85
Members of the executive committee | Mr. Juan Miguel Villar Mir
Remuneration of key personnel
Annual emoluments	0
Members of the executive committee | Mr. Homaira Akbari
Remuneration of key personnel
Annual emoluments	0
Members of the executive committee | Mr. Ramiro Mato Garca Ansorena
Remuneration of key personnel
Annual emoluments	170
Members of the executive committee | Mr. Alvaro Cardoso De Souza [Member]
Remuneration of key personnel
Annual emoluments	0
Members of the executive committee | Mr. Matias Rodriguez Inciarte
Remuneration of key personnel
Annual emoluments	0
Members of the executive committee | Mrs. Isabel Tocino Biscarolasaga
Remuneration of key personnel
Annual emoluments	0
Members of the audit committee
Remuneration of key personnel
Annual emoluments	160	160
Members of the audit committee | Mrs. Ana Botin-Sanz de Sautuola y O'Shea
Remuneration of key personnel
Annual emoluments	0
Members of the audit committee | Mr. Jose Antonio Alvarez Alvarez
Remuneration of key personnel
Annual emoluments	0
Members of the audit committee | Mr. Rodrigo Echenique Gordillo
Remuneration of key personnel
Annual emoluments	0
Members of the audit committee | Mr. Guillermo de la Dehesa Romero
Remuneration of key personnel
Annual emoluments	0
Members of the audit committee | Mr. Bruce Carnegie-Brown
Remuneration of key personnel
Annual emoluments	0
Members of the audit committee | Mr. Ignacio Benjumea Cabeza de Vaca
Remuneration of key personnel
Annual emoluments	0
Members of the audit committee | Francisco Javier Botin Sanz De Sautuola Y O'Shea [Member]
Remuneration of key personnel
Annual emoluments	0
Members of the audit committee | Mrs. Sol Daurella Comadran
Remuneration of key personnel
Annual emoluments	0
Members of the audit committee | Mr. Carlos Fernandez Gonzalez
Remuneration of key personnel
Annual emoluments	40
Members of the audit committee | Mrs. Esther Gimenez-Salinas i Colomer
Remuneration of key personnel
Annual emoluments	0
Members of the audit committee | Mrs. Belen Romana Garcia
Remuneration of key personnel
Annual emoluments	40
Members of the audit committee | Mr. Juan Miguel Villar Mir
Remuneration of key personnel
Annual emoluments	0
Members of the audit committee | Mr. Homaira Akbari
Remuneration of key personnel
Annual emoluments	40
Members of the audit committee | Mr. Ramiro Mato Garca Ansorena
Remuneration of key personnel
Annual emoluments	40
Members of the audit committee | Mr. Alvaro Cardoso De Souza [Member]
Remuneration of key personnel
Annual emoluments	0
Members of the audit committee | Mr. Matias Rodriguez Inciarte
Remuneration of key personnel
Annual emoluments	0
Members of the audit committee | Mrs. Isabel Tocino Biscarolasaga
Remuneration of key personnel
Annual emoluments	0
Members of the appointments committee
Remuneration of key personnel
Annual emoluments	113	125
Members of the appointments committee | Mrs. Ana Botin-Sanz de Sautuola y O'Shea
Remuneration of key personnel
Annual emoluments	0
Members of the appointments committee | Mr. Jose Antonio Alvarez Alvarez
Remuneration of key personnel
Annual emoluments	0
Members of the appointments committee | Mr. Rodrigo Echenique Gordillo
Remuneration of key personnel
Annual emoluments	0
Members of the appointments committee | Mr. Guillermo de la Dehesa Romero
Remuneration of key personnel
Annual emoluments	25
Members of the appointments committee | Mr. Bruce Carnegie-Brown
Remuneration of key personnel
Annual emoluments	25
Members of the appointments committee | Mr. Ignacio Benjumea Cabeza de Vaca
Remuneration of key personnel
Annual emoluments	13
Members of the appointments committee | Francisco Javier Botin Sanz De Sautuola Y O'Shea [Member]
Remuneration of key personnel
Annual emoluments	0
Members of the appointments committee | Mrs. Sol Daurella Comadran
Remuneration of key personnel
Annual emoluments	25
Members of the appointments committee | Mr. Carlos Fernandez Gonzalez
Remuneration of key personnel
Annual emoluments	25
Members of the appointments committee | Mrs. Esther Gimenez-Salinas i Colomer
Remuneration of key personnel
Annual emoluments	0
Members of the appointments committee | Mrs. Belen Romana Garcia
Remuneration of key personnel
Annual emoluments	0
Members of the appointments committee | Mr. Juan Miguel Villar Mir
Remuneration of key personnel
Annual emoluments	0
Members of the appointments committee | Mr. Homaira Akbari
Remuneration of key personnel
Annual emoluments	0
Members of the appointments committee | Mr. Ramiro Mato Garca Ansorena
Remuneration of key personnel
Annual emoluments	0
Members of the appointments committee | Mr. Alvaro Cardoso De Souza [Member]
Remuneration of key personnel
Annual emoluments	0
Members of the appointments committee | Mr. Matias Rodriguez Inciarte
Remuneration of key personnel
Annual emoluments	0
Members of the appointments committee | Mrs. Isabel Tocino Biscarolasaga
Remuneration of key personnel
Annual emoluments	0
Members of the remuneration committee
Remuneration of key personnel
Annual emoluments	125	123
Members of the remuneration committee | Mrs. Ana Botin-Sanz de Sautuola y O'Shea
Remuneration of key personnel
Annual emoluments	0
Members of the remuneration committee | Mr. Jose Antonio Alvarez Alvarez
Remuneration of key personnel
Annual emoluments	0
Members of the remuneration committee | Mr. Rodrigo Echenique Gordillo
Remuneration of key personnel
Annual emoluments	0
Members of the remuneration committee | Mr. Guillermo de la Dehesa Romero
Remuneration of key personnel
Annual emoluments	25
Members of the remuneration committee | Mr. Bruce Carnegie-Brown
Remuneration of key personnel
Annual emoluments	25
Members of the remuneration committee | Mr. Ignacio Benjumea Cabeza de Vaca
Remuneration of key personnel
Annual emoluments	25
Members of the remuneration committee | Francisco Javier Botin Sanz De Sautuola Y O'Shea [Member]
Remuneration of key personnel
Annual emoluments	0
Members of the remuneration committee | Mrs. Sol Daurella Comadran
Remuneration of key personnel
Annual emoluments	25
Members of the remuneration committee | Mr. Carlos Fernandez Gonzalez
Remuneration of key personnel
Annual emoluments	25
Members of the remuneration committee | Mrs. Esther Gimenez-Salinas i Colomer
Remuneration of key personnel
Annual emoluments	0
Members of the remuneration committee | Mrs. Belen Romana Garcia
Remuneration of key personnel
Annual emoluments	0
Members of the remuneration committee | Mr. Juan Miguel Villar Mir
Remuneration of key personnel
Annual emoluments	0
Members of the remuneration committee | Mr. Homaira Akbari
Remuneration of key personnel
Annual emoluments	0
Members of the remuneration committee | Mr. Ramiro Mato Garca Ansorena
Remuneration of key personnel
Annual emoluments	0
Members of the remuneration committee | Mr. Alvaro Cardoso De Souza [Member]
Remuneration of key personnel
Annual emoluments	0
Members of the remuneration committee | Mr. Matias Rodriguez Inciarte
Remuneration of key personnel
Annual emoluments	0
Members of the remuneration committee | Mrs. Isabel Tocino Biscarolasaga
Remuneration of key personnel
Annual emoluments	0
Members of the risk supervision, regulation and compliance oversight committee
Remuneration of key personnel
Annual emoluments	247	280
Members of the risk supervision, regulation and compliance oversight committee | Mrs. Ana Botin-Sanz de Sautuola y O'Shea
Remuneration of key personnel
Annual emoluments	0
Members of the risk supervision, regulation and compliance oversight committee | Mr. Jose Antonio Alvarez Alvarez
Remuneration of key personnel
Annual emoluments	0
Members of the risk supervision, regulation and compliance oversight committee | Mr. Rodrigo Echenique Gordillo
Remuneration of key personnel
Annual emoluments	0
Members of the risk supervision, regulation and compliance oversight committee | Mr. Guillermo de la Dehesa Romero
Remuneration of key personnel
Annual emoluments	20
Members of the risk supervision, regulation and compliance oversight committee | Mr. Bruce Carnegie-Brown
Remuneration of key personnel
Annual emoluments	40
Members of the risk supervision, regulation and compliance oversight committee | Mr. Ignacio Benjumea Cabeza de Vaca
Remuneration of key personnel
Annual emoluments	40
Members of the risk supervision, regulation and compliance oversight committee | Francisco Javier Botin Sanz De Sautuola Y O'Shea [Member]
Remuneration of key personnel
Annual emoluments	0
Members of the risk supervision, regulation and compliance oversight committee | Mrs. Sol Daurella Comadran
Remuneration of key personnel
Annual emoluments	0
Members of the risk supervision, regulation and compliance oversight committee | Mr. Carlos Fernandez Gonzalez
Remuneration of key personnel
Annual emoluments	0
Members of the risk supervision, regulation and compliance oversight committee | Mrs. Esther Gimenez-Salinas i Colomer
Remuneration of key personnel
Annual emoluments	40
Members of the risk supervision, regulation and compliance oversight committee | Mrs. Belen Romana Garcia
Remuneration of key personnel
Annual emoluments	40
Members of the risk supervision, regulation and compliance oversight committee | Mr. Juan Miguel Villar Mir
Remuneration of key personnel
Annual emoluments	0
Members of the risk supervision, regulation and compliance oversight committee | Mr. Homaira Akbari
Remuneration of key personnel
Annual emoluments	0
Members of the risk supervision, regulation and compliance oversight committee | Mr. Ramiro Mato Garca Ansorena
Remuneration of key personnel
Annual emoluments	40
Members of the risk supervision, regulation and compliance oversight committee | Mr. Alvaro Cardoso De Souza [Member]
Remuneration of key personnel
Annual emoluments	27
Members of the risk supervision, regulation and compliance oversight committee | Mr. Matias Rodriguez Inciarte
Remuneration of key personnel
Annual emoluments	0
Members of the risk supervision, regulation and compliance oversight committee | Mrs. Isabel Tocino Biscarolasaga
Remuneration of key personnel
Annual emoluments	0
Members of the responsible banking sustainability and culture committee
Remuneration of key personnel
Annual emoluments	61
Members of the responsible banking sustainability and culture committee | Mrs. Ana Botin-Sanz de Sautuola y O'Shea
Remuneration of key personnel
Annual emoluments	8
Members of the responsible banking sustainability and culture committee | Mr. Ignacio Benjumea Cabeza de Vaca
Remuneration of key personnel
Annual emoluments	8
Members of the responsible banking sustainability and culture committee | Mrs. Sol Daurella Comadran
Remuneration of key personnel
Annual emoluments	8
Members of the responsible banking sustainability and culture committee | Mrs. Esther Gimenez-Salinas i Colomer
Remuneration of key personnel
Annual emoluments	8
Members of the responsible banking sustainability and culture committee | Mrs. Belen Romana Garcia
Remuneration of key personnel
Annual emoluments	8
Members of the responsible banking sustainability and culture committee | Mr. Homaira Akbari
Remuneration of key personnel
Annual emoluments	8
Members of the responsible banking sustainability and culture committee | Mr. Ramiro Mato Garca Ansorena
Remuneration of key personnel
Annual emoluments	8
Members of the responsible banking sustainability and culture committee | Mr. Alvaro Cardoso De Souza [Member]
Remuneration of key personnel
Annual emoluments	5
Directors
Remuneration of key personnel
Fixed salary	7,517	7,568
Variable compensation, immediate payments, cash	3,254	3,698
Variable compensation, immediate payments, in shares	3,254	3,698
Deferred variable compensation, cash	1,952	2,219
Deferred variable compensation, in shares	1,952	2,219
Total Short-term and deferred (not subject to long term goals) salaries	17,929	19,402
Pension	0	€ 0	€ 0	€ 0
Directors | Mrs. Ana Botin-Sanz de Sautuola y O'Shea
Remuneration of key personnel
Fixed salary	3,176
Variable compensation, immediate payments, cash	1,480
Variable compensation, immediate payments, in shares	1,480
Deferred variable compensation, cash	888
Deferred variable compensation, in shares	888
Total Short-term and deferred (not subject to long term goals) salaries	7,912
Directors | Mr. Jose Antonio Alvarez Alvarez
Remuneration of key personnel
Fixed salary	2,541
Variable compensation, immediate payments, cash	989
Variable compensation, immediate payments, in shares	989
Deferred variable compensation, cash	593
Deferred variable compensation, in shares	593
Total Short-term and deferred (not subject to long term goals) salaries	5,705
Directors | Mr. Rodrigo Echenique Gordillo
Remuneration of key personnel
Fixed salary	1,800
Variable compensation, immediate payments, cash	785
Variable compensation, immediate payments, in shares	785
Deferred variable compensation, cash	471
Deferred variable compensation, in shares	471
Total Short-term and deferred (not subject to long term goals) salaries	4,312
Directors | Mr. Guillermo de la Dehesa Romero
Remuneration of key personnel
Fixed salary	0
Variable compensation, immediate payments, cash	0
Variable compensation, immediate payments, in shares	0
Deferred variable compensation, cash	0
Deferred variable compensation, in shares	0
Total Short-term and deferred (not subject to long term goals) salaries	0
Directors | Mr. Bruce Carnegie-Brown
Remuneration of key personnel
Fixed salary	0
Variable compensation, immediate payments, cash	0
Variable compensation, immediate payments, in shares	0
Deferred variable compensation, cash	0
Deferred variable compensation, in shares	0
Total Short-term and deferred (not subject to long term goals) salaries	0
Directors | Mr. Ignacio Benjumea Cabeza de Vaca
Remuneration of key personnel
Fixed salary	0
Variable compensation, immediate payments, cash	0
Variable compensation, immediate payments, in shares	0
Deferred variable compensation, cash	0
Deferred variable compensation, in shares	0
Total Short-term and deferred (not subject to long term goals) salaries	0
Directors | Francisco Javier Botin Sanz De Sautuola Y O'Shea [Member]
Remuneration of key personnel
Fixed salary	0
Variable compensation, immediate payments, cash	0
Variable compensation, immediate payments, in shares	0
Deferred variable compensation, cash	0
Deferred variable compensation, in shares	0
Total Short-term and deferred (not subject to long term goals) salaries	0
Directors | Mrs. Sol Daurella Comadran
Remuneration of key personnel
Fixed salary	0
Variable compensation, immediate payments, cash	0
Variable compensation, immediate payments, in shares	0
Deferred variable compensation, cash	0
Deferred variable compensation, in shares	0
Total Short-term and deferred (not subject to long term goals) salaries	0
Directors | Mr. Carlos Fernandez Gonzalez
Remuneration of key personnel
Fixed salary	0
Variable compensation, immediate payments, cash	0
Variable compensation, immediate payments, in shares	0
Deferred variable compensation, cash	0
Deferred variable compensation, in shares	0
Total Short-term and deferred (not subject to long term goals) salaries	0
Directors | Mrs. Esther Gimenez-Salinas i Colomer
Remuneration of key personnel
Fixed salary	0
Variable compensation, immediate payments, cash	0
Variable compensation, immediate payments, in shares	0
Deferred variable compensation, cash	0
Deferred variable compensation, in shares	0
Total Short-term and deferred (not subject to long term goals) salaries	0
Directors | Mrs. Belen Romana Garcia
Remuneration of key personnel
Fixed salary	0
Variable compensation, immediate payments, cash	0
Variable compensation, immediate payments, in shares	0
Deferred variable compensation, cash	0
Deferred variable compensation, in shares	0
Total Short-term and deferred (not subject to long term goals) salaries	0
Directors | Mr. Juan Miguel Villar Mir
Remuneration of key personnel
Fixed salary	0
Variable compensation, immediate payments, cash	0
Variable compensation, immediate payments, in shares	0
Deferred variable compensation, cash	0
Deferred variable compensation, in shares	0
Total Short-term and deferred (not subject to long term goals) salaries	0
Directors | Mr. Homaira Akbari
Remuneration of key personnel
Fixed salary	0
Variable compensation, immediate payments, cash	0
Variable compensation, immediate payments, in shares	0
Deferred variable compensation, cash	0
Deferred variable compensation, in shares	0
Total Short-term and deferred (not subject to long term goals) salaries	0
Directors | Mr. Ramiro Mato Garca Ansorena
Remuneration of key personnel
Fixed salary	0
Variable compensation, immediate payments, cash	0
Variable compensation, immediate payments, in shares	0
Deferred variable compensation, cash	0
Deferred variable compensation, in shares	0
Total Short-term and deferred (not subject to long term goals) salaries	0
Directors | Mr. Alvaro Cardoso De Souza [Member]
Remuneration of key personnel
Fixed salary	0
Variable compensation, immediate payments, cash	0
Variable compensation, immediate payments, in shares	0
Deferred variable compensation, cash	0
Deferred variable compensation, in shares	0
Total Short-term and deferred (not subject to long term goals) salaries	0
Directors | Mr. Matias Rodriguez Inciarte
Remuneration of key personnel
Fixed salary	0
Variable compensation, immediate payments, cash	0
Variable compensation, immediate payments, in shares	0
Deferred variable compensation, cash	0
Deferred variable compensation, in shares	0
Total Short-term and deferred (not subject to long term goals) salaries	0
Directors | Mrs. Isabel Tocino Biscarolasaga
Remuneration of key personnel
Fixed salary	0
Variable compensation, immediate payments, cash	0
Variable compensation, immediate payments, in shares	0
Deferred variable compensation, cash	0
Deferred variable compensation, in shares	0
Total Short-term and deferred (not subject to long term goals) salaries	€ 0